11. Income Taxes: Schedule of Income Tax Rate Reconciliation (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Schedule of Income Tax Rate Reconciliation

	2012	2011	2010
Statutory Federal income tax rate .................	34.0%	34.0%	34.0%
Net tax effect of IRS regulations
on life insurance subsidiary .....................	-	(1.5)	(2.3)
Tax effect of S corporation status .................	(20.7)	(20.5)	(17.0)
Tax exempt income ........................................	(2.6)	(2.4)	(3.0)
Effective Tax Rate ...................................	10.7%	9.6%	11.7%